Stockholders Equity (Details Narrative) (China Greenstar Holdings Limited [Member])	0 Months Ended	9 Months Ended
	Jul. 29, 2014	Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Number of common stock issued as founder shares	100
Percentage of tax profit for general reserve		10.00%
Minimum percentage of paid in capital		50.00%